Net Loss per Share - Summary of Basic and diluted net loss per share attributable to common stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net loss	$ (7,585)	$ (6,077)	$ (6,259)	$ (22,314)	$ (13,662)	$ (28,573)	$ (36,568)		$ (21,148)
Less: accretion of Preferred Stock	3,149		2,908		6,200	5,759
Basic Net loss attributable to common stockholders	(10,734)		(9,167)		(19,862)	(34,332)	$ (48,384)		$ (32,038)
Diluted Net loss attributable to common stockholders	$ (10,734)		$ (9,167)		$ (19,862)	$ (34,332)
Denominator:
Weighted-average	1,411,649		980,803		1,410,811	980,803	1,194,172	[1]	979,098	[1]
Basic Net loss per share attributable to common stockholders	$ (4.46)		$ (4.64)		$ (8.26)	$ (17.38)	$ (22.1)	[1]	$ 16.23	[1]
Diluted Net loss per share attributable to common stockholders	$ (4.46)		$ (4.64)		$ (8.26)	$ (17.38)	$ (22.1)	[1]	$ 16.23	[1]
Series A Preferred Shares, as converted to ordinary [Member]
Denominator:
Weighted-average	994,869		994,869		994,869	994,869
Common Stock [Member]
Denominator:
Basic Net loss per share attributable to common stockholders	$ (4.46)		$ (4.64)		$ (8.26)	$ (17.38)
Diluted Net loss per share attributable to common stockholders	(4.46)		(4.64)		(8.26)	(17.38)
Preferred Stock [Member] | Series A Preferred Shares, as converted to ordinary [Member]
Denominator:
Basic Net loss per share attributable to common stockholders	(4.46)		(4.64)		(8.26)	(17.38)
Diluted Net loss per share attributable to common stockholders	$ (4.46)		$ (4.64)		$ (8.26)	$ (17.38)

[1]	The loss per share and weighted average shares used to compute basic and diluted loss per share for both 2023 and 2024 have been adjusted to reflect the recapitalization of the Company resulting from the Merger with Ikena Oncology, Inc. See Note 2 for further details.